TD Asset Management USA Funds Inc.

399 Park Avenue

New York, New York 10022

March 4, 2014

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	TD Asset Management USA Funds Inc. (the “Company”)

Securities Act File Nos. 033-96132; and Investment Company Act File No. 811-9086

Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Company hereby certifies that the definitive forms of prospectus and statement of additional information for each of TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, the TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio, TDAM New York Municipal Money Market Portfolio, TDAM Institutional Money Market Fund, TDAM Institutional Municipal Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Institutional Treasury Obligations Money Market Fund and TDAM Short-Term Bond Fund, each a series of the Company, dated February 28, 2014, do not differ from the forms of prospectus and statement of additional information contained in Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the Company (the “Amendment”) electronically filed with the Securities and Exchange Commission on February 28, 2014. The Amendment became effective immediately upon filing.

Please do not hesitate to contact the undersigned at (617) 824-1215 if you have questions, or if you require anything further in connection with this filing.

Very truly yours,

/s/Curtis Barnes

Curtis Barnes

Secretary

cc:	Michele R. Teichner – TD Asset Management USA Funds Inc.
Elliot J. Gluck – Willkie Farr & Gallagher LLP